Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash, cash equivalents and restricted cash (including amounts of the consolidated VIEs of RMB1,038,176,909 and RMB1,516,044,449 as of December 31, 2020 and 2021, respectively)	¥ 2,231,437,361	¥ 1,960,922,758
Loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB8,919,272,196 and RMB9,352,354,803 as of December 31, 2020 and 2021, respectively)	9,412,717,366	9,051,220,291
Allowance for credit losses (including amounts of the consolidated VIEs of RMB603,002,079 and RMB962,821,917 as of December 31, 2020 and 2021, respectively)	975,850,851	607,965,498
Net loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB8,316,270,117 and RMB8,389,532,886 as of December 31, 2020 and 2021, respectively)	8,436,866,515	8,443,254,793
Loans held-for-sale (including amounts of the consolidated VIEs of RMB526,871,192 and RMB489,333,668 as of December 31, 2020 and 2021, respectively)	733,975,352	586,206,781
Investment securities (including amounts of the consolidated VIEs of RMB298,102,047 and RMB709,255,924 as of December 31, 2020 and 2021, respectively)	1,088,044,211	418,136,773
Property and equipment	3,041,946	4,716,148
Intangible assets and goodwill	4,009,372	3,230,126
Deferred tax assets (including amounts of the consolidated VIEs of nil and RMB6,903 as of December 31, 2020 and 2021, respectively)	21,068,094	75,823,512
Deposits (including amounts of the consolidated VIEs of RMB109,315,341 and RMB152,998,895 as of December 31, 2020 and 2021, respectively)	156,954,100	114,051,773
Right-of-use assets (including amounts of the consolidated VIEs of RMB479,987 and RMB98,238 as of December 31, 2020 and 2021, respectively)	16,196,806	19,468,523
Guaranteed assets (including amounts of the consolidated VIEs of RMB533,680,528 and RMB1,127,822,995 as of December 31, 2020 and 2021, respectively)	1,289,751,459	533,680,528
Other assets (including amounts of the consolidated VIEs of RMB5,290,615 and RMB550,145 as of December 31, 2020 and 2021, respectively)	404,826,131	74,004,449
Total assets	14,386,171,347	12,233,496,164
Interest-bearing borrowings
Borrowings under agreements to repurchase (including amounts of the consolidated VIEs of RMB60,042,801 and nil as of December 31, 2020 and 2021, respectively)	45,250,000	508,576,882
Other borrowings (including amounts of the consolidated VIEs of RMB5,639,988,065 and RMB8,041,816,663 as of December 31, 2020 and 2021, respectively)	8,041,892,080	5,649,669,343
Accrued employee benefits (including amounts of the consolidated VIEs of RMB147,206 and RMB111,980 as of December 31, 2020 and 2021, respectively)	24,223,752	29,627,379
Income taxes payable (including amounts of the consolidated VIEs of RMB642,912 and RMB733,159 as of December 31, 2020 and 2021, respectively)	154,957,182	154,806,738
Deferred tax liabilities	151,828,860	396,594,182
Lease liabilities (including amounts of the consolidated VIEs of RMB479,987 and RMB98,238 as of December 31, 2020 and 2021, respectively)	15,521,022	19,544,499
Credit risk mitigation position	1,348,449,426	1,209,729,138
Other liabilities (including amounts of the consolidated VIEs of RMB125,792,440 and RMB125,172,432 as of December 31, 2020 and 2021, respectively)	785,761,285	523,697,125
Total liabilities	10,567,883,607	8,492,245,286
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,371,643,240 shares issued and outstanding as of December 31, 2020; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2021)	916,743	916,743
Additional paid-in capital	1,018,429,249	999,662,882
Retained earnings	2,824,335,263	2,759,127,799
Accumulated other comprehensive losses	(25,393,515)	(18,456,546)
Total shareholders’ equity	3,818,287,740	3,741,250,878
Total liabilities and shareholders’ equity	¥ 14,386,171,347	¥ 12,233,496,164